Basis of Presentation and General Information	12 Months Ended
Dec. 31, 2016
Basis of Presentation and General Information [Abstract]
Basis of Presentation and General Information:
1.       Basis of Presentation and General Information:
The accompanying consolidated financial statements as of and for the years ended December 31, 2014, 2015 and 2016, include the accounts of Star Bulk Carriers Corp. (“Star Bulk”) and its wholly owned subsidiaries as set forth below (collectively, the “Company”).
Star Bulk was incorporated on December 13, 2006 under the laws of the Marshall Islands and maintains executive offices in Athens, Greece.  The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of dry bulk carrier vessels.  Since December 3, 2007, Star Bulk shares trade on the NASDAQ Global Select Market under the ticker symbol SBLK.
Effective June 20, 2016, the Company effected a 5-for-1 reverse split of its issued and outstanding common shares (the “June 2016 Reverse Split”) (Note 9).  All share and per share amounts disclosed in the accompanying financial statements give effect to this reverse stock split retroactively, for all periods presented.
The July 2014 Transactions
On July 11, 2014, the Company, as part of its growth strategy, completed a transaction that resulted in the acquisition of Oceanbulk Shipping LLC (“Oceanbulk Shipping”) and Oceanbulk Carriers LLC (“Oceanbulk Carriers”, and together with Oceanbulk Shipping, “Oceanbulk”) from Oaktree Dry Bulk Holdings LLC (including affiliated funds, “Oaktree”) and Millennia Holdings LLC (“Millennia Holdings”, and together with Oaktree, the “Oceanbulk Sellers” or “Sellers”) through the merger of the Company's wholly-owned subsidiaries, Star Synergy LLC and Star Omas LLC, into Oceanbulk's holding companies (the “Merger”).  At the time of the Merger, Oceanbulk owned and operated a fleet of 12 dry bulk carrier vessels and owned contracts for the construction of 25 newbuilding fuel-efficient Eco-type dry bulk vessels at shipyards in Japan and China.  Millennia Holdings is an entity that is affiliated with the family of Mr. Petros Pappas, who became the Company's Chief Executive Officer in connection with the Merger.
The agreement governing the Merger, the “Merger Agreement”, also provided for the acquisition (the “Heron Transaction”) by the Company of two Kamsarmax vessels (the “Heron Vessels”), from Heron Ventures Ltd. (“Heron”), a limited liability company incorporated in Malta, which was a joint venture between Oceanbulk Shipping and a third party.  Oceanbulk Shipping at the time of the Merger had an outstanding loan receivable of $23,680 from Heron that was convertible into 50% of the equity interests of Heron (the “Heron Convertible Loan”).  The Heron Convertible Loan was converted into 50% of the equity of Heron on November 5, 2014.  The Company issued 423,141 of its common shares (adjusted for the June 2016 Reverse Split) into escrow as part of the consideration for the acquisition of the Heron Vessels.  The common shares were released from escrow to the Sellers on January 30, 2015, following the transfer of the Heron Vessels to the Company on December 5, 2014.  In addition to the issued shares, upon the delivery of the Heron vessels the Company paid $25,000 in cash, which was financed by the Heron Vessels Facility (described in Note 8t), which the Company had entered in November 2014.
In addition, concurrently with the Merger, the Company completed a transaction (the “Pappas Transaction”), in which it acquired all of the issued and outstanding shares of Dioriga Shipping Co. and Positive Shipping Company (collectively, the “Pappas Companies”), which were entities owned and controlled by affiliates of the family of Mr. Pappas.  At the time of the Merger, the Pappas Companies owned and operated a dry bulk carrier vessel (Tsu Ebisu) and had a contract for the construction of a newbuilding dry bulk carrier vessel (Indomitable - ex-HN 5016), which was delivered in January 2015.  The Merger, the Heron Transaction and the Pappas Transaction are referred to, together, as the “July 2014 Transactions.”
A total of 10,820,840 of the Company's common shares (adjusted for the June 2016 Reverse Split) were issued to the various selling parties in the July 2014 Transactions, consisting of 9,679,153 common shares consideration for the Merger with Oceanbulk, 718,546 common shares consideration for the acquisition of Pappas Companies and 423,141 common shares as partial consideration for the acquisition of the Heron Vessels.
The Merger and the Pappas Transaction have been reflected in the Company's consolidated financial statements for the year ended December 31, 2014, as purchases of businesses pursuant to Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 805, “Business Combinations”, and the results of operations of Oceanbulk and the Pappas Companies have been included in the accompanying consolidated statement of operations since July 11, 2014, the date the Merger and the Pappas Transaction were completed.  The following table summarizes the estimated fair values of the significant assets acquired and liabilities assumed by the Company on the date of the acquisition with respect to the Merger and the Pappas Transaction:

July 11, 2014
Assets
Cash and cash equivalents	$89,887
Restricted cash	6,381
Other current assets	13,906
Advances for vessel acquisition and vessels under construction	316,786
Vessels	426,000
Fair value of above market acquired charters	1,967
Total Assets acquired	$854,927

Liabilities
Current liabilities, excluding current portion of long term bank debt and derivative financial liabilities	12,372
Long-term debt, including current portion	208,237
Derivative financial liabilities	5,728
Total Liabilities assumed	$226,337

Net assets acquired	$628,590

Consideration paid in common shares for Oceanbulk and Pappas Companies (10,397,699 shares issued)	616,272
Gain from Bargain Purchase	$12,318

The purchase price allocation was prepared by the Company, assisted by a third party expert, based on management estimates and assumptions, making use of available market data and taking into consideration third party valuations.  Major adjustments to record the acquired assets and assumed liabilities at fair value include:
a)      a $158,523 fair value adjustment recognized for vessels under construction, as supported by vessel valuations of independent shipbrokers on a fully delivered and charter free basis, through Level 2 of the fair value hierarchy based on observable inputs, prevailing in the sale and purchase market of similar vessels on June 23, 2014, which, according to the third party appraiser and management estimates and based on the then current market trends were not materially different from the values on July 11, 2014;
b)      a $79,465 fair value adjustment recognized for vessels in operation, as supported by vessel valuations of independent shipbrokers on a charter free basis, through Level 2 of the fair value hierarchy based on observable inputs, prevailing in the sale and purchase market of similar vessels on June 23, 2014, which, according to the third party appraiser and management estimates and based on the then current market trends were not materially different from the values on July 11, 2014;
c)      a write-off of the Heron Convertible Loan of $23,680, as further discussed below, on the basis that no economic benefit was expected to be provided to the Company from Heron's liquidation process (other than the distribution of the Heron Vessels in exchange for separate consideration of 423,141 common shares and $25,000 in cash) with any distributable cash from the liquidation of Heron to be transferred to the former owners of Oceanbulk Shipping as further discussed in Note 16.2;
d)      a write-off of $3,003 deferred finance costs with respect to financing arrangements that, according to the third party appraiser and management estimates, were not expected to provide any ongoing benefit to the business;
e)      a $1,967 intangible asset recognized with respect to a fair value adjustment for two favorable charters under which Oceanbulk is the lessor, through Level 2 of the fair value hierarchy based on observable inputs, by comparing the discounted cash flows under the existing charters with those that could be obtained in the then current market by vessels of similar size and age for the remaining charter period.  The respective intangible asset was amortized on a straight-line basis over the remaining period of the time charters (which terminated during the first and second quarter of 2016) (Note 7).
The fair value of the share consideration issued in connection with the July 2014 Transactions was based on the market price of $59.27 per share of the Company's common shares (adjusted for the June 2016 Reverse Split).
The resulting gain from bargain purchase from the acquisition of Oceanbulk and the Pappas Companies of $12,318 is separately presented in the accompanying consolidated statement of operations for the year ended December 31, 2014.  The gain from bargain purchase is primarily attributable to the estimates of the fair value of the assets acquired and liabilities assumed and the subsequent stability or slightly declining market value of dry bulk carrier vessels since the signing of the agreements relating to the July 2014 Transactions, combined with the simultaneous decline in stock prices for most U.S. listed shipping companies, including Star Bulk, which had at the time of the Merger decreased by a greater amount than their net asset values.
The following unaudited financial information reflects the results of operations of Oceanbulk and Pappas Companies since the acquisition date, which are included in the Company's consolidated statement of operations for the year ended December 31, 2014:
	Oceanbulk	Pappas Companies
Voyage revenues	$39,585	$2,249
Operating income/(loss)	$(645)	$111
Net loss	$(4,822)	$(213)

The following unaudited pro forma consolidated financial information reflects the results of operations for the year ended December 31, 2014, as if the Merger and the Pappas Transaction had been consummated on January 1, 2013 and after giving effect to purchase accounting adjustments, including the nonrecurring pro forma reversal of: (i) the gain from bargain purchase of $12,318 in 2014; (ii) all acquisition-related transaction costs of $12,757 in 2014; and (iii) the interest expense of $1,412 in 2013 and $1,816 in 2014, with respect to the convertible loan owed by Oceanbulk to its members, which was converted into equity because of the Merger, as if the conversion had taken place on January 1, 2013.  These unaudited pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been, had the Merger and the Pappas Transaction actually taken place on January 1, 2013. In addition, these results are not intended to be a projection of future results and do not reflect any synergies that might be achieved from the combined operations:
2014
Pro forma revenues	$177,654
Pro forma operating loss	$(10,296)
Pro forma net loss	$(24,075)
Pro forma loss per share, basic and diluted	$(0.27)

The Heron Transaction has been reflected in the Company's consolidated financial statements for the year ended December 31, 2014, as a purchase of assets with the acquisition cost of the two Heron Vessels delivered on December 5, 2014, consisting of the value of the 423,141 common shares issued on July 11, 2014, of $25,080, and $25,000 in cash, financed by the Heron Vessels Facility (Note 8) being recorded within “Vessels and other fixed assets, net” in the accompanying consolidated balance sheets, net of accumulated depreciation.  As discussed above, as part of the purchase price allocation as of July 11, 2014, the Company assigned zero value to the Heron Convertible Loan, as no economic benefit is expected to be provided to the Company from Heron's liquidation process, since any distributable cash from the liquidation of Heron will be transferred to the former owners of Oceanbulk Shipping and not to the Company as further discussed in Note 16.2.
On September 5, 2014, Oceanbulk Shipping, which became, following the Merger a wholly owned subsidiary of Star Bulk, entered into a term sheet with ABY Group Holdings Limited (“ABY Group”) and Heron.  The term sheet provided for the conversion of the Heron Convertible Loan.  Among other things, the term sheet contained customary governance provisions and provisions relating to the liquidation of Heron following the conversion of the Heron Convertible Loan.  Under the term sheet, Oceanbulk Shipping received as a distribution the vessels Star Gwyneth (ex-ABYO Gwyneth) and Star Angelina (ex-ABYO Angelina) (two Kamsarmax vessels of 82,790 dwt and 82,981 dwt, respectively), and ABY Group received, as a distribution, the ABYO Audrey (a Capesize vessel of 175,125 dwt) and the ABYO Oprah (a Kamsarmax vessel of 82,551 dwt).  On November 5, 2014, the conversion of the Heron Convertible Loan into 50% of the equity interests of Heron was completed.  However, such conversion did not affect the Company's financial statements since, as further discussed above and in Note 16.2, pursuant to the provisions of the Merger Agreement, the former owners of Oceanbulk effectively remain the ultimate beneficial owners of Heron until Heron is dissolved and any distributable cash from the liquidation of Heron will be transferred to the former owners of Oceanbulk Shipping and not to the Company.
The Company incurred transaction costs and a stock based compensation expense relating to the July 2014 Transactions of $9,364 and $1,808, respectively, which are included in “General and administrative expenses” in the accompanying consolidated statement of operations for the year ended December 31, 2014.
The Excel Transactions
On August 19, 2014, the Company entered into definitive agreements with Excel Maritime Carriers Ltd. (“Excel”) pursuant to which (the “Excel Transactions”) the Company acquired 34 operating dry bulk vessels, consisting of six Capesize vessels, 14 sistership Kamsarmax vessels, 12 Panamax vessels and two Handymax vessels (the “Excel Vessels”) for an aggregate consideration of 5,983,462 of its common shares (adjusted for the June 2016 Reverse Split) (the “Excel Vessel Share Consideration”) and $288,391 in cash (Note 3).  The Excel Vessels were transferred to the Company in a series of closings, on a vessel-by-vessel basis, in general upon reaching port after their voyages and cargoes were discharged.  The last Excel Vessel was delivered to the Company in April 2015.
In the case of three Excel Vessels (Star Martha (ex - Christine), Star Pauline (ex - Sandra) and Star Despoina (ex -Lowlands Beilun)), which were transferred subject to existing charters, the Company acquired the outstanding equity interests of the vessel-owning subsidiaries that own those Excel Vessels (although all other assets and liabilities of such vessel-owning subsidiaries remained with Excel).  The delivery of each Excel Vessel has been reflected in the Company's financial statements as a purchase of assets.
At the transfer of each Excel Vessel, the Company paid the cash and share consideration for such Excel Vessel to Excel.  The Company used cash on hand, together with borrowings under (i) a $231,000 secured bridge loan facility (the “Excel Vessel Bridge Facility”) provided to the Company by Excel's majority equity holders, which are entities affiliated with Oaktree and entities affiliated with Angelo, Gordon & Co.  (“Angelo, Gordon”), or (ii) other bank borrowings, to fund part of the cash consideration for the acquisition of the Excel Vessels (Notes 3 and 8).  Excel used the cash consideration to cause an amount of outstanding indebtedness under its senior secured credit agreement to be repaid, such that all liens and obligations with respect to each transferred Excel Vessel were released upon its transfer to the Company.
Below is the list of the Company's wholly owned subsidiaries as of December 31, 2016:
Subsidiaries owning vessels in operation at December 31, 2016

				Date
	Wholly Owned Subsidiaries	Vessel Name	DWT	Delivered to Star Bulk	Year Built
1	Star Ennea LLC	Star Poseidon	209,475	February 26, 2016	2016
2	Sea Diamond LLC	Goliath	209,537	July 15, 2015	2015
3	Pearl Shiptrade LLC	Gargantua	209,529	April 2, 2015	2015
4	Coral Cape Shipping LLC	Maharaj	209,472	July 15, 2015	2015
5	Star Seeker LLC	Star Libra (1)	207,765	June 6, 2016	2016
6	Clearwater Shipping LLC	Star Marisa (1)	207,709	March 11 2016	2016
7	Cape Ocean Maritime LLC	Leviathan	182,511	September 19, 2014	2014
8	Cape Horizon Shipping LLC	Peloreus	182,496	July 22, 2014	2014
9	Sandra Shipco LLC	Star Pauline	180,274	December 29, 2014	2008
10	Christine Shipco LLC	Star Martha	180,274	October 31, 2014	2010
11	Pacific Cape Shipping LLC	Pantagruel	180,181	July 11, 2014	2004
12	Star Borealis LLC	Star Borealis	179,678	September 9, 2011	2011
13	Star Polaris LLC	Star Polaris	179,600	November 14, 2011	2011
14	Star Trident V LLC	Star Angie	177,931	October 29, 2014	2007
15	Sky Cape Shipping LLC	Big Fish	177,662	July 11, 2014	2004
16	Global Cape Shipping LLC	Kymopolia	176,990	July 11, 2014	2006
17	Sea Cape Shipping LLC	Big Bang	174,109	July 11, 2014	2007
18	Star Aurora LLC	Star Aurora	171,199	September 8, 2010	2000
19	Star Trident VII LLC	Star Eleonora (Note 19)	164,218	December 3, 2014	2001
20	Nautical Shipping LLC	Amami	98,681	July 11, 2014	2011
21	Majestic Shipping LLC	Madredeus	98,681	July 11, 2014	2011
22	Star Sirius LLC	Star Sirius	98,681	March 7, 2014	2011
23	Star Vega LLC	Star Vega	98,681	February 13, 2014	2011
24	Star Alta I LLC	Star Angelina	82,981	December 5, 2014	2006
25	Star Alta II LLC	Star Gwyneth	82,790	December 5, 2014	2006
26	Star Trident I LLC	Star Kamila	82,769	September 3, 2014	2005
27	Grain Shipping LLC	Pendulum	82,619	July 11, 2014	2006
28	Star Trident XIX LLC	Star Maria	82,598	November 5, 2014	2007
29	Star Trident XII LLC	Star Markella	82,594	September 29, 2014	2007
30	Star Trident IX LLC	Star Danai	82,574	October 21, 2014	2006
31	Star Trident XI LLC	Star Georgia	82,298	October 14, 2014	2006
32	Star Trident VIII LLC	Star Sophia	82,269	October 31, 2014	2007
33	Star Trident XVI LLC	Star Mariella	82,266	September 19, 2014	2006
34	Star Trident XIV LLC	Star Moira	82,257	November 19, 2014	2006
35	Star Trident XVIII LLC	Star Nina	82,224	January 5, 2015	2006
36	Star Trident X LLC	Star Renee	82,221	December 18, 2014	2006
37	Star Trident II LLC	Star Nasia	82,220	August 29, 2014	2006
38	Star Trident XIII LLC	Star Laura	82,209	December 8, 2014	2006
39	Star Trident XV LLC	Star Jennifer	82,209	April 15, 2015	2006
40	Star Trident XVII LLC	Star Helena	82,187	December 29, 2014	2006
41	Mineral Shipping LLC	Mercurial Virgo	81,545	July 11, 2014	2013
42	Star Trident III LLC	Star Iris	76,466	September 8, 2014	2004
43	Star Trident XX LLC	Star Emily	76,417	September 16, 2014	2004
44	Star Trident XXV Ltd.	Star Vanessa	72,493	November 7, 2014	1999
45	Orion Maritime LLC	Idee Fixe (1)	63,458	March 25, 2015	2015
46	Spring Shipping LLC	Roberta (1)	63,426	March 31, 2015	2015
47	Success Maritime LLC	Laura (1)	63,399	April 7, 2015	2015
48	Ultra Shipping LLC	Kaley (1)	63,283	June 26, 2015	2015
49	Blooming Navigation LLC	Kennadi	63,262	January 8, 2016	2016
50	Jasmine Shipping LLC	Mackenzie	63,226	March 2, 2016	2016
51	Star Challenger I LLC	Star Challenger	61,462	December 12, 2013	2012
52	Star Challenger II LLC	Star Fighter	61,455	December 30, 2013	2013
53	Star Axe II LLC	Star Lutas	61,347	January 6, 2016	2016
54	Aurelia Shipping LLC	Honey Badger	61,320	February 27, 2015	2015
55	Rainbow Maritime LLC	Wolverine	61,292	February 27, 2015	2015
56	Star Axe I LLC	Star Antares	61,258	October 9, 2015	2015
57	Star Asia I LLC	Star Aquarius	60,916	July 22, 2015	2015
58	Star Asia II LLC	Star Pisces	60,916	August 7, 2015	2015
59	Glory Supra Shipping LLC	Strange Attractor	55,742	July 11, 2014	2006
60	Star Omicron LLC	Star Omicron	53,489	April 17, 2008	2005
61	Star Gamma LLC	Star Gamma	53,098	January 4, 2008	2002
62	Star Zeta LLC	Star Zeta	52,994	January 2, 2008	2003
63	Star Delta LLC	Star Delta	52,434	January 2, 2008	2000
64	Star Theta LLC	Star Theta	52,425	December 6, 2007	2003
65	Star Epsilon LLC	Star Epsilon	52,402	December 3, 2007	2001
66	Star Cosmo LLC	Star Cosmo	52,247	July 1, 2008	2005
67	Star Kappa LLC	Star Kappa	52,055	December 14, 2007	2001
		Total dwt	7,010,446

 (1)       Vessels subject to a capital bareboat lease (Note 5)
Subsidiaries owning newbuildings at December 31, 2016

	Wholly Owned Subsidiaries	Newbuildings Name	Type	DWT	Expected Delivery
					Date
1	Star Breezer LLC	HN 1371 (tbn Star Virgo) (1) (Note 19)	Newcastlemax	208,000	Mar-17
2	Domus Shipping LLC	HN 1360 (tbn Star Ariadne) (1)	Newcastlemax	208,000	Mar-17
3	Star Castle I LLC	HN 1342 (tbn Star Gemini)	Newcastlemax	208,000	Jul-17
4	Festive Shipping LLC	HN 1361 (tbn Star Magnanimus) (1)	Newcastlemax	208,000	Jan-18
5	Star Castle II LLC	HN 1343 (tbn Star Leo)	Newcastlemax	208,000	Jan-18
		Total dwt		1,040,000

(1)      Vessels subject to a bareboat capital lease (Note 5)

Non-vessel owning subsidiaries at December 31, 2016
	Wholly Owned Subsidiaries
1	Star Bulk Management Inc.	25	Star Beta LLC
2	Starbulk S.A.	26	Star Mega LLC
3	Star Bulk Manning LLC	27	Star Big LLC
4	Star Bulk Shipmanagement Company (Cyprus) Limited	28	Gravity Shipping LLC
5	Optima Shipping Limited	29	White Sand Shipping LLC
6	Star Omas LLC	30	Premier Voyage LLC
7	Star Synergy LLC	31	L.A. Cape Shipping LLC
8	Oceanbulk Shipping LLC	32	Cape Confidence Shipping LLC
9	Oceanbulk Carriers LLC	33	Cape Runner Shipping LLC
10	International Holdings LLC	34	Olympia Shiptrade LLC
11	Star Ventures LLC	35	Victory Shipping LLC
12	Dry Ventures LLC	36	Star Cape I LLC
13	Unity Holding LLC	37	Star Cape II LLC
14	Star Bulk (USA) LLC	38	Positive Shipping Company
15	Star Trident XXI LLC	39	OOCape1 Holdings LLC
16	Star Trident XXIV LLC	40	Oday Marine LLC
17	Star Trident XXVII LLC	41	Searay Maritime LLC
18	Star Trident XXXI LLC	42	Lowlands Beilun Shipco LLC
19	Star Trident XXIX LLC	43	Star Trident VI LLC
20	Star Trident XXVIII LLC	44	KMSRX Holdings LLC
21	Star Trident XXVI LLC	45	Dioriga Shipping Co.
22	Star Trident XXII LLC	46	Star Trident XXX LLC
23	Star Trident XXIII LLC	47	Star Trident IV LLC
24	Star Alpha LLC	48	Pacific Ventures Holdings LLC

Below is the list of the vessels which were under commercial and technical management by Star Bulk's wholly owned subsidiary, Starbulk S.A., during the year ended December 31, 2014.  For each vessel, Starbulk S.A. received a fixed management fee of $0.75 per day.  Only the vessel Serenity I, listed in the below table, was under Starbulk S.A.'s commercial and technical management during the year ended December 31, 2015.  As of October 1, 2015, the management fee that the Company was receiving for Serenity I, was changed to $0.50 per day and the respective management agreement was terminated in August 2016. There were no vessels under commercial and technical management by Starbulk, S.A. on December 31, 2016.

Vessel Owning Company	Vessel Name	DWT	Effective Date	Year Built
			of Management
			Agreement
Global Cape Shipping LLC (2)	Kymopolia	176,990	January 30, 2014	2006
OOCAPE1 Holdings LLC (2)	Obelix	181,433	October 19, 2012	2011
Pacific Cape Shipping LLC (2)	Pantagruel	180,181	October 24, 2013	2004
Sea Cape Shipping LLC (2)	Big Bang	174,109	August 30, 2013	2007
Sky Cape Shipping LLC (2)	Big Fish	177,662	October 18, 2013	2004
Majestic Shipping LLC (2)	Madredeus	98,681	February 4, 2014	2011
Nautical Shipping LLC (2)	Amami	98,681	February 4, 2014	2011
Grain Shipping LLC (2)	Pendulum	82,619	February 17, 2014	2006
Mineral Shipping LLC (2)	Mercurial Virgo	81,545	February 17, 2014	2013
Adore Shipping Corp.	Renascentia(3)	74,732	June 20, 2013	1999
Hamon Shipping Inc	Marto (4)	74,470	August 2, 2013	2001
Glory Supra Shipping LLC (2)	Strange Attractor	55,742	September 24, 2013	2006
Premier Voyage LLC (2)	Maiden Voyage	58,722	September 28, 2012	2012
Serenity Maritime Inc.	Serenity I	53,688	June 11, 2011	2006

(1)      These companies were subsidiaries of Oceanbulk and related parties to the Company (please refer to Note 3), which became wholly owned subsidiaries  following the completion of the Merger, when the respective management agreements were terminated.
(2)      On June 20, 2014, this vessel was sold and the management agreement between Starbulk S.A. and the previous owners was terminated.  The Company received management fees for a period of two months following the termination date, in accordance with the terms of the management agreement.
(3)      On July 3, 2014, the Company received a notice of termination of the management agreement for this vessel.  The management agreement was terminated upon the vessel's delivery to its new managers, on August 20, 2014.  The Company received management fees for a period of three months following the termination date, in accordance with the terms of the management agreement.
Below is the vessel which was chartered in as part of the sale and leaseback transaction that the Company has entered into for the previously owned vessel Maiden Voyage, which is currently named Astakos (Note 5).
Vessel Name	Type	DWT	Year Built
Astakos	Supramax	58,722	2012
	Total dwt:	58,722

No charterer accounted for more than 10% of the Company's voyage revenue in 2015. Charterers who individually accounted for more than 10% of the Company's voyage revenues during the year ended December 31, 2014 and 2016 are as follows:
Charterer	2014	2015	2016
A	0%	6%	13%
B	12%	4%	3%
C	12%	3%	2%

The outstanding accounts receivable balance as at December 31, 2016 of these charterers was $452.